Convertible Notes: (Details 1) (USD $)	6 Months Ended	60 Months Ended
	Jun. 30, 2012	Jun. 15, 2012
Beginning notes outstanding prior to June 15, 2012	$ 102,347,000
Convertible notes face value settled	16,900,000	1,153,000
Remaining notes outstanding at June 30, 2012	85,447,000
Notes outstanding: short-term	17,955,500 [1]
Notes outstanding: long-term	$ 67,491,500

[1]	Based on the terms of the Restructuring (described below) and managements estimate of the mix of cash and/or common shares to be utilized for the remaining redemptions expected to be consummated in the third quarter.